Segment information (Tables)	12 Months Ended
Jun. 30, 2025
Schedule of Group's lines of business and a reconciliation between the results from operations as per segment information
	06.30.2025
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	374,662	(2,172)	96,036	-	468,526
Costs	(87,365)	204	(96,575)	-	(183,736)
Gross profit / (loss)	287,297	(1,968)	(539)	-	284,790
Net gain from fair value adjustment of investment properties	27	(2,527)	-	-	(2,500)
General and administrative expenses	(69,135)	299	-	197	(68,639)
Selling expenses	(24,108)	126	-	-	(23,982)
Other operating results, net	(17,199)	(2)	344	(197)	(17,054)
Profit / (loss) from operations	176,882	(4,072)	(195)	-	172,615
Share of profit of associates and joint ventures	25,332	2,592	-	-	27,924
Segment profit / (loss)	202,214	(1,480)	(195)	-	200,539
Reportable assets	2,741,621	(617)	-	621,065	3,362,069
Reportable liabilities (i)	-	-	-	(1,690,102)	(1,690,102)
Net reportable assets	2,741,621	(617)	-	(1,069,037)	1,671,967
	06.30.2024
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	377,202	(2,027)	82,884	-	458,059
Costs	(67,990)	225	(84,539)	-	(152,304)
Gross profit / (loss)	309,212	(1,802)	(1,655)	-	305,755
Net loss from fair value adjustment of investment properties	(489,302)	508	-	-	(488,794)
General and administrative expenses	(71,355)	242	-	(36)	(71,149)
Selling expenses	(24,387)	187	-	-	(24,200)
Other operating results, net	(7,240)	(28)	584	36	(6,648)
(Loss) / profit from operations	(283,072)	(893)	(1,071)	-	(285,036)
Share of profit of associates and joint ventures	47,068	386	-	-	47,454
Segment (loss) / profit	(236,004)	(507)	(1,071)	-	(237,582)
Reportable assets	2,711,915	601	-	412,955	3,125,471
Reportable liabilities (i)	-	-	-	(1,518,742)	(1,518,742)
Net reportable assets	2,711,915	601	-	(1,105,787)	1,606,729
	06.30.2023
	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	374,521	(2,352)	90,317	-	462,486
Costs	(68,638)	1,026	(91,947)	-	(159,559)
Gross profit / (loss)	305,883	(1,326)	(1,630)	-	302,927
Net loss from fair value adjustment of investment properties	(265,106)	10,539	-	-	(254,567)
General and administrative expenses	(100,686)	347	-	269	(100,070)
Selling expenses	(23,507)	142	-	-	(23,365)
Other operating results, net	(37,730)	(129)	857	(269)	(37,271)
Loss from operations	(121,146)	9,573	(773)	-	(112,346)
Share of profit / (loss) of associates and joint ventures	20,145	(6,565)	-	-	13,580
Segment loss	(101,001)	3,008	(773)	-	(98,766)
Reportable assets	3,289,229	(18,585)	-	415,415	3,686,059
Reportable liabilities (i)	-	-	-	(1,680,019)	(1,680,019)
Net reportable assets	3,289,229	(18,585)	-	(1,264,604)	2,006,040

Schedule of lines of business of groups operations center
	06.30.2025
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	270,531	20,065	12,761	64,596	6,709	374,662
Costs	(20,705)	(1,742)	(17,929)	(42,908)	(4,081)	(87,365)
Gross profit / (loss)	249,826	18,323	(5,168)	21,688	2,628	287,297
Net gain / (loss) from fair value adjustment of investment properties	443,974	(148,941)	(294,436)	-	(570)	27
General and administrative expenses	(28,999)	(2,397)	(11,605)	(11,972)	(14,162)	(69,135)
Selling expenses	(13,536)	(891)	(3,116)	(5,052)	(1,513)	(24,108)
Other operating results, net	(500)	182	(19,070)	(474)	2,663	(17,199)
Profit / (loss) from operations	650,765	(133,724)	(333,395)	4,190	(10,954)	176,882
Share of profit of associates and joint ventures	-	-	-	-	25,332	25,332
Segment profit / (loss)	650,765	(133,724)	(333,395)	4,190	14,378	202,214

Investment properties and trading properties	1,458,243	252,868	800,571	-	2,106	2,513,788
Investment in associates and joint ventures	-	-	-	-	169,700	169,700
Other operating assets	5,169	511	114	45,233	7,106	58,133
Reportable assets	1,463,412	253,379	800,685	45,233	178,912	2,741,621
	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	250,468	22,646	12,891	85,840	5,357	377,202
Costs	(14,937)	(1,648)	(7,451)	(40,173)	(3,781)	(67,990)
Gross profit	235,531	20,998	5,440	45,667	1,576	309,212
Net loss from fair value adjustment of investment properties	(20,824)	(97,015)	(371,060)	-	(403)	(489,302)
General and administrative expenses	(30,126)	(2,493)	(12,283)	(13,025)	(13,428)	(71,355)
Selling expenses	(12,558)	(251)	(4,512)	(5,863)	(1,203)	(24,387)
Other operating results, net	(3,960)	(88)	(2,765)	(1,577)	1,150	(7,240)
Profit / (loss) from operations	168,063	(78,849)	(385,180)	25,202	(12,308)	(283,072)
Share of profit of associates and joint ventures	-	-	-	-	47,068	47,068
Segment profit / (loss)	168,063	(78,849)	(385,180)	25,202	34,760	(236,004)

Investment properties and trading properties	962,417	423,239	1,019,001	-	3,152	2,407,809
Investment in associates and joint ventures	-	-	-	-	173,401	173,401
Other operating assets	3,416	452	75,534	44,158	7,145	130,705
Reportable assets	965,833	423,691	1,094,535	44,158	183,698	2,711,915
	06.30.2023
	Shopping Malls	Offices	Sales and developments	Hotels	Others (i)	Total
Revenues	245,723	23,745	22,698	77,512	4,843	374,521
Costs	(16,643)	(1,963)	(6,905)	(39,263)	(3,864)	(68,638)
Gross profit	229,080	21,782	15,793	38,249	979	305,883
Net loss from fair value adjustment of investment properties	(57,854)	(23,548)	(183,119)	-	(585)	(265,106)
General and administrative expenses	(34,612)	(3,859)	(13,260)	(16,964)	(31,991)	(100,686)
Selling expenses	(11,230)	(534)	(5,817)	(5,325)	(601)	(23,507)
Other operating results, net	(3,030)	(357)	(4,579)	(741)	(29,023)	(37,730)
Profit / (loss) from operations	122,354	(6,516)	(190,982)	15,219	(61,221)	(121,146)
Share of profit of associates and joint ventures	-	-	-	-	20,145	20,145
Segment profit / (loss)	122,354	(6,516)	(190,982)	15,219	(41,076)	(101,001)

Investment properties and trading properties	967,683	624,081	1,449,437	-	4,165	3,045,366
Investment in associates and joint ventures	-	-	-	-	148,652	148,652
Other operating assets	3,429	554	38,119	45,495	7,614	95,211
Reportable assets	971,112	624,635	1,487,556	45,495	160,431	3,289,229